Document and Entity Information	12 Months Ended
Mar. 31, 2013
Entity Registrant Name	Bonso Electronics International Inc.
Entity Central Index Key	0000846546
Document Type	20-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Common Stock
Entity Common Stock, Shares Outstanding	5,577,639
Treasury Stock
Entity Common Stock, Shares Outstanding	330,736

Consolidated Balance Sheets (USD $)	Mar. 31, 2013	Mar. 31, 2012
Current assets
Cash and cash equivalents	$ 2,154,000	$ 3,014,000
Trade receivables, net	2,759,000	2,081,000
Other receivables, deposits and prepayments	1,425,000	1,104,000
Inventories	5,460,000	4,105,000
Income tax recoverable	2,436,000	1,903,000
Current assets of discontinued operations
Total current assets	14,234,000	12,207,000
Deferred income tax assets
Other intangible assets, net	4,590,000	3,990,000
Property, plant and equipment
Buildings	13,704,000	9,948,000
Construction-in-progress	2,616,000	5,264,000
Plant and machinery	21,565,000	21,377,000
Furniture, fixtures and equipment	3,521,000	3,260,000
Motor vehicles	444,000	449,000
Total property, plant and equipment	41,850,000	40,298,000
Less: accumulated depreciation and impairment	(33,551,000)	(33,327,000)
Property, plant and equipment, net	8,299,000	6,971,000
Non-current assets of discontinued operations
Total assets	27,123,000	23,168,000
Current liabilities
Bank overdrafts - secured	180,000
Notes payable	2,276,000	1,870,000
Accounts payable	7,793,000	5,032,000
Accrued charges and deposits	2,329,000	2,347,000
Income tax liabilities	7,000	44,000
Short-term bank loans	1,357,000
Current liabilities of discontinued operations
Total current liabilities	13,942,000	9,293,000
Income tax liabilities	2,595,000	2,595,000
Deferred income tax liabilities		2,000
Stockholders' equity
Common stock par value $0.003 per share - authorized shares - 23,333,334 - issued shares: 2012 and 2013- 5,577,639, - outstanding shares: 2012 and 2013 - 5,246,903	17,000	17,000
Additional paid-in capital	21,765,000	21,765,000
Treasury stock at cost: 2012 and 2013 - 330,736 shares	(1,462,000)	(1,462,000)
Accumulated deficit	(12,588,000)	(11,834,000)
Accumulated other comprehensive income	2,854,000	2,792,000
Total stockholders' equity	10,586,000	11,278,000
Total liabilities and stockholders' equity	$ 27,123,000	$ 23,168,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,577,639	5,577,639
Common stock, shares outstanding	5,246,903	5,246,903
Treasury stock, shares	330,736	330,736

Consolidated Statements of Operations and Comprehensive Loss (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement [Abstract]
Net sales	$ 30,386,000	$ 26,682,000	$ 28,387,000
Cost of sales	(25,263,000)	(22,782,000)	(24,760,000)
Gross profit	5,123,000	3,900,000	3,627,000
Selling expenses	(268,000)	(267,000)	(249,000)
Salaries and related costs	(2,627,000)	(2,526,000)	(2,716,000)
Research and development expenses	(396,000)	(312,000)	(334,000)
Administration and general expenses	(2,402,000)	(2,492,000)	(1,959,000)
Gain from liquidation of subsidiary		1,448,000
Loss from operations	(570,000)	(249,000)	(1,631,000)
Interest income	7,000	7,000	6,000
Interest expense	(68,000)	(87,000)	(56,000)
Foreign exchange loss	(261,000)	(703,000)	(130,000)
Gain on disposal of property			155,000
Gain on disposal of intangible assets			41,000
Other income	167,000	132,000	184,000
Loss before income taxes	(725,000)	(900,000)	(1,431,000)
Income tax expense	(29,000)	(2,000)
Loss from continuing operations	(754,000)	(902,000)	(1,431,000)
Loss from discontinued operations, net of tax			(129,000)
Net loss	(754,000)	(902,000)	(1,560,000)
Other comprehensive income, net of tax:
Foreign currency translation adjustments, net of tax	62,000	353,000	199,000
Comprehensive loss	$ (692,000)	$ (549,000)	$ (1,361,000)
Loss per share
Weighted average number of shares outstanding	5,246,903	5,246,903	5,246,903
-Continuing operations	$ (0.14)	$ (0.17)	$ (0.27)
-Discontinued operations			$ (0.02)
Total loss per share	$ (0.14)	$ (0.17)	$ (0.29)

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Treasury Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income-Foreign currency Adjustments	Total
Balance, Value at Mar. 31, 2009	$ 17	$ (1,462)	$ 21,765	$ (9,372)	$ 2,240	$ 13,188
Balance, Shares at Mar. 31, 2009	5,577,639	330,736
Net loss				(1,560)		(1,560)
Foreign exchange translation adjustment					199	199
Balance, Value at Mar. 31, 2010	17	(1,462)	21,765	10,932	2,439	11,827
Balance, Shares at Mar. 31, 2010	5,577,639	330,736
Net loss				(902)		(902)
Foreign exchange translation adjustment					353	353
Balance, Value at Mar. 31, 2011	17	(1,462)	21,765	(11,834)	2,792	11,278
Balance, Shares at Mar. 31, 2011	5,577,639	330,736
Net loss				(754)		(754)
Foreign exchange translation adjustment					62	62
Balance, Value at Mar. 31, 2012	17	(1,462)	21,765	(12,588)	2,854	10,586
Balance, Shares at Mar. 31, 2012	5,577,639	330,736				5,246,903
Net loss
Foreign exchange translation adjustment
Balance, Value at Mar. 31, 2013	$ 17	$ (1,462)	$ 21,765	$ (12,588)	$ 2,854	$ 10,586
Balance, Shares at Mar. 31, 2013	5,577,639	330,736				5,246,903

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net loss	$ (754,000)	$ (902,000)	$ (1,560,000)
Loss from discontinued operations			129,000
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	120,000	54,000	99,000
Amortization	226,000	176,000	208,000
Gain on disposal of property, plant and equipment	(2,000)	(15,000)	(155,000)
Gain on disposal of intangible assets			(41,000)
Write off of accounts payable			(32,000)
Inventory allowance		283,000	98,000
Reversal of bad debts			(45,000)
Gain from liquidation of subsidiary		(1,448,000)
Changes in assets and liabilities:
Trade receivables	(678,000)	(770,000)	58,000
Other receivables, deposits and prepayments	(321,000)	(396,000)	651,000
Inventories	(1,355,000)	460,000	44,000
Income tax recoverable	(533,000)	41,000	(375,000)
Notes payable	406,000	537,000	(762,000)
Accounts payable	2,761,000	2,303,000	127,000
Accrued charges and deposits	(18,000)	148,000	265,000
Income tax liabilities	(37,000)	20,000	17,000
Deferred income tax liabilities	(2,000)	(17,000)
Operating activities of continuing operations	(187,000)	474,000	(1,274,000)
Operating activities of discontinued operations			84,000
Net cash (used in) / generated from operating activities	(187,000)	474,000	(1,190,000)
Cash flows from investing activities
Proceeds from disposal of intangible assets			513,000
Proceeds from disposal of property, plant and equipment	2,000	25,000	252,000
Acquisition of property, plant and equipment	(1,412,000)	(3,415,000)	(1,397,000)
Acquisition of intangible assets	(802,000)		(682,000)
Investing activities of continuing operations	(2,212,000)	(3,390,000)	(1,314,000)
Investing activities of discontinued operations
Net cash used in investing activities	(2,212,000)	(3,390,000)	(1,314,000)
Cash flows from financing activities
Capital lease payments			(52,000)
(Repayment of) / net advance from banking facilities	1,537,000		(68,000)
Financing activities of continuing operations	1,537,000		(120,000)
Financing activities of discontinued operations
Net cash (used in) / generated from financing activities	1,537,000		(120,000)
Net decrease in cash and cash equivalents	(862,000)	(2,916,000)	(2,624,000)
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	2,000	518,000	(78,000)
Cash and cash equivalents, beginning of year	3,014,000	5,412,000	8,114,000
Cash and cash equivalents, end of year	2,154,000	3,014,000	5,412,000
Less: cash and cash equivalents at the end of the year - discontinued operations			(5,000)
Cash and cash equivalents at the end of the year - continuing operations	2,154,000	3,014,000	5,407,000
Cash paid during the year for:
Interest paid	68,000	87,000	56,000
Income tax paid, net of refund	90,000
Non-cash investing and financing activities:
Interest Income	$ 7,000	$ 7,000	$ 6,000

Description of business and significant accounting policies	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Description of business and significant accounting policies
1	Description of business and significant accounting policies

Bonso Electronics International Inc. (“the Company”) and its subsidiaries (collectively, the “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, telecommunications products, pet electronics products and other products.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include allowances made against inventories and trade receivables, and the valuation of long-lived assets. Actual results could differ from those estimates.

The Group sustained operating losses in fiscal years ended March 31, 2011, 2012 and 2013, including a net loss of $754,000 in the fiscal year ended March 31, 2013.

Notwithstanding the operating losses sustained in the last three fiscal years, the accompanying consolidated financial statements have been prepared on a going concern basis. Management believes the Group will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Group’s projected performance, credit facilities and banking relationships.

Pursuant to an agreement signed on March 30, 2009, Korona Haushaltswaren GmbH & Co. KG (“Korona”), an indirect subsidiary of the Company, agreed to sell all of its major assets, comprising trade receivables, inventories, intellectual property rights and toolings, to a third party purchaser at a consideration of approximately EUR 1,990,000 (or USD 2,606,000). The Group decided to liquidate Korona after the completion of the sale. As a result, the figures of Korona are included as discontinued operations (see note 11). The liquidation of Korona was completed in February 2012.

The significant accounting policies are as follows:

(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Group.

Acquisitions of companies are accounted for using the purchase method of accounting.

(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.

(c)	Inventories

Inventories are stated at the lower of costs, as determined on a first-in, first-out basis, or market value. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Market value is determined by reference to the selling price after the balance sheet date or to management estimates based on prevailing market conditions. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than market value. Some of the significant factors the Company considers in estimating the market value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories. As of March 31, 2012, inventories were stated at market value, which is lower than their costs by approximately $283,000.

(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing trade receivables. Bad debt expense is included in the administrative and general expenses.

The Group recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Group becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

(e)	Deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of ASC 740 “Income Taxes”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

(f)	Lease prepayments

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets, reclassified from property, plant and equipment. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over the period of rights of 30 years, in accordance with the business licenses with 30 years of useful life.

(g)	Other intangible assets

Other intangible assets represented taxi licenses which were stated at cost and are amortized on a straight-line basis over the related granted useful life of 50 years, the shorter of the remaining term of the license period or the expected useful life to the Group. Taxi licenses entitle the Group to operate five taxis for 50 years in Shenzhen, PRC. The purpose of holding these licenses is to generate additional income. All five taxi licenses were disposed of in July 2010, for a total consideration of $513,000, resulting in a gain on disposal of $41,000.

(h)	Property, plant and equipment

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Group.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Group. The principal annual rates used for this purpose are:

Plant and machinery	-10%
Furniture, fixtures and equipment	-20%
Motor vehicles	-20%

(iii)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when they are incurred.

(iv)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive loss.

(i)	Impairment of long-lived assets including other intangible assets

Long-lived assets held and used by the Group and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Group evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive loss. The Group is going to transfer all its production process to the factory in Xinxing, PRC. As a result, the Group performed an assessment of the value of the land and buildings of the factory in Shenzhen, PRC, and no provision for impairment was made by the Group (2012: $nil; 2011: $nil) based on the assessment.

(j)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term. Leasing agreements, which transfer to the Group substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright. The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases. The lease rentals are treated as consisting of capital and interest elements. The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets.

(k)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong or Shenzhen as designated by our customers.  Shipping costs billed to the Company’s customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which are recognized as cost of sales when these products are shipped to customers from the Company’s facilities. In addition, certain products sold by the Company are subject to a limited product quality warranty. The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated. The standard limited warranty period is one to three years. Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history. All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified. Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of goods.

(l)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed in the financial period in which they are incurred.

(m)	Advertising

Advertising costs are expensed as incurred and are included within selling expenses. Advertising costs were approximately $2,000, $5,000 and $26,000 for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

(n)	Income taxes

The Company complies with ASC 740 for uncertainty in income taxes recognized in financial statements. ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes.

(o)	Foreign currency translations

(i)	The Group’s functional currency is the United States dollar. The financial statements of foreign subsidiaries where the United States dollar is the functional currency and which have transactions denominated in non-United States dollar currencies are translated into United States dollars at the exchange rates existing on that date. The translation of local currencies into United States dollars creates transaction adjustments which are included in net loss. Exchange differences are recorded in the statements of operations and comprehensive loss.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of shareholders’ equity in accumulated other comprehensive income.

(p)	Stock options and warrants

Stock options have been granted to employees, directors and non-employee directors. Upon exercise of the options, a holder can acquire shares of common stock of the Company at an exercise price determined by the board of directors. The options are exercisable based on the vesting terms stipulated in the option agreements or plan.

The Company follows the guidance of ASC 718, Accounting for Stock Options and Other Stock-Based Compensation. ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided. The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards. The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

(q)	Recent accounting pronouncements

In July 2012, the FASB issued Accounting Standard Update No. 2012-02, “Intangibles—Goodwill and Other (Topic 350) Testing Indefinite-Lived Intangible Assets for Impairment” (“ASU 2012-02”), which affords an entity the option to first assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that an indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued. The Company does not believe that adoption of ASU 2012-02 will have a significant impact on its financial position, results of operations or cash flows.

We believe there is no additional new accounting guidance adopted, but not yet effective that is relevant to the readers of our financial statements. However, there are numerous new proposals under development which, if and when enacted, may have a significant impact on our financial reporting.

(r)	Fair value of financial instruments

The Group complies with ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Allowance for doubtful accounts	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Allowance for doubtful accounts
2	Allowance for doubtful accounts

Changes in the allowance for doubtful accounts as of March 31, 2011, 2012 and 2013 comprise:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,460	1,415	1,415
Write back for the year	(45)	—	—

Balance, March 31	1,415	1,415	1,415

Most of the Company’s trade receivables are generally unsecured, except for two customers with receivables covered by credit insurance under a factoring agreement.

As of March 31, 2011, the Company had collected $45,000 from Gram Precision Scales Inc. (“Gram”). The Company believed that the recoverability of the remaining $1,415,000 was doubtful, and continued to include this amount in allowance for doubtful accounts as of March 31, 2012 and March 31, 2013.

Inventories	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Inventories
3	Inventories

The components of inventories as of March 31, 2012 and 2013 are as follows:

	2012	2013
	$ in thousands	$ in thousands

Raw materials	1,477	1,904
Work in progress	1,512	2,487
Finished goods	1,116	1,069
	───────	───────
	4,105	5,460
	═══════	═══════

During the year ended March 31, 2013, the Company has disposed of obsolete inventories of approximately $1,303,000 together with an allowance for inventories of approximately $1,303,000, which resulted in no extra charge to the consolidated statements of operations under cost of sales. During the year ended March 31, 2012, based upon material composition and expected usage, the Company established an allowance for obsolete inventories of approximately $283,000, which was charged to the consolidated statements of operations under cost of sales.

Property, plant and equipment, net	12 Months Ended
Mar. 31, 2013
Property, plant and equipment
Property, plant and equipment, net
4	Property, plant and equipment, net

During the fiscal years ended March 31, 2011, 2012 and 2013, depreciation expenses charged to the consolidated statements of operations amounted to approximately $99,000, $54,000 and $120,000 respectively. As at March 31, 2011, 2012 and 2013, fully depreciated assets that were still in use by the Group amounted to $31,222,000, $32,280,000, and $32,858,000 respectively.

Property, plant and equipment in Shenzhen were assessed for impairment according to the policy described in note 1(i). The Company concluded that no impairment to property, plant and equipment in Shenzhen was required for the fiscal years ended March 31, 2012 and 2013.

Interests in subsidiaries	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Interests in subsidiaries
5	Interests in subsidiaries

Particulars of principal subsidiaries as of March 31, 2012 and 2013 are as follows:

Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2012	2013
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Company Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Production of scales and pet electronics products

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company Limited (“BATXXCL”)	PRC, limited liability company	US$8,995,324	100%	100%	Production of scales and pet electronics products

Modus Enterprise International Inc. * (“MEII”)	British Virgin Island, limited liability company	HK$7,800 (US$1,000)	100%	100%	Investment holding

Bonso USA, Inc. (“Bonso USA”)	USA, limited liability company	US$ 1,000	100%	100%	Dormant

* Shares directly held by the Company

Other intangible assets	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
6	Other intangible assets

Other intangible assets are analyzed as follows:

	Other intangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Cost	5,927	6,769
Less: accumulated amortization	(1,937)	(2,179)
	────────	────────
	3,990	4,590
	════════	════════

The components of other intangible assets are as follows:

	March 31,
	2012	2013
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,577	2,215
Land use right of factory land in Xinxing, Guangdong, PRC	2,413	2,375
	────────	────────
	3,990	4,590
	════════	════════

Amortization expense in relation to other intangible assets was approximately $208,000, $176,000 and $226,000 for each of the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

As of March 31, 2013, future minimum amortization expenses in respect of other intangible assets are as follows:

$ in thousands
2014	244
2015	244
2016	244
2017	244
2018	244
Thereafter	3,370
───────
Total	4,590
══════

Banking facilities	12 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
Banking facilities
7	Banking facilities

As of March 31, 2013, the Group had general banking facilities for bank overdrafts, letters of credit, notes payable, factoring, short-term loans and long-term loans. The facilities are interchangeable with total amounts available of $10,000,000 (2012: $8,183,000). The general banking facilities utilized by the Group are denominated in United States dollars and Hong Kong dollars.

The Group’s general banking facilities, expressed in United States dollars, are further detailed as follows:

	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2013
	2012	2013	2012	2013	2012	2013	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	1,870	2,788	4,284	3,366

Including sub-limit of:
Notes payable	4,487	4,487	1,870	2,276	2,617	2,211	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	180	641	461	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	—	332	2,400	2,068	HIBOR* +1.5%

Other facilities
Export Document-ary Credits	1,923	1,923	—	—	1,923	1,923
Term Loan	106	1,923	—	1,025	106	898	HIBOR* +2.25%

	8,183	10,000	1,870	3,813	6,313	6,187

* HIBOR is the Hong Kong Interbank Offer Rate

The United States Dollar equivalent amounts of banking facilities utilized by the Group are denominated in the following currencies:

	Amount utilized
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong dollars	1,870	3,814

The Prime Rate and HIBOR were 5.00% and 0.54% per annum, respectively, as of March 31, 2013. The Prime Rate is determined by the Hong Kong Bankers Association and is subject to revision from time to time. Interest rates are subject to change if the Company defaults on the amount due under the facility or draws in excess of the facility amounts, or at the discretion of the banks.

Average amount of bank borrowings were $1,386,000 and $2,076,000 for the fiscal years ended March 31, 2012 and 2013, respectively.

The weighted average interest rates of short-term borrowings of the Group are as follows:

	As of March 31,
	2012	2013

Bank overdrafts	6.00%	6.00%
Notes payable	2.80%	2.92%

Income Tax	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income Tax
8	Income tax

(a)	The companies comprising the Group are subject to tax on an entity basis on income arising in or derived from Hong Kong, Germany, the PRC, and the United States of America (“USA”). The tax rate of the subsidiaries operating in Hong Kong was 16.5% for the year ended March 31, 2013 (2012: 16.5%, 2011: 16.5%). The subsidiary of the Group in Germany was registered as a partnership in Germany, which was subject to a statutory tax rate of 14.17% during each of the three years in the period ended March 31, 2010. The Group is not subject to income taxes in the British Virgin Islands. The statutory tax rate in the USA was 34% for the three years ended March 31, 2013.

Hong Kong Tax

BEL, BATL and BIL are subject to the Hong Kong profits tax rate of 16.5% (2012: 16.5%). Management of BEL has determined that all income and expenses are offshore and not subject to Hong Kong profits tax. As a result, BEL did not incur any Hong Kong profits tax during the years presented. BATL has no assessable profits for the year, and no current year provision for taxation has been made.

PRC Tax

BESCL is registered and operates in Shenzhen, the PRC, and is subject to a tax rate of 24%, 25% and 25% for the tax years ended December 31, 2011, 2012 and 2013, respectively. BATXXCL is registered in Xinxing, Guangdong, PRC, and was entitled to a 50% reduction in PRC income tax for the tax years ended December 31, 2011 and 2012. BATXXCL is subject to a tax rate of 25% thereafter.

(b)	On March 16, 2007, the PRC Enterprise Income Tax Law (the “EIT Law”) was enacted by the PRC government. The EIT Law, effective January 1, 2008, imposes a uniform tax rate of 25% for both domestic and foreign-invested enterprises and revokes the then current tax exemption, reduction and preferential treatments applicable to foreign-invested enterprises. However, there is a transition period for enterprises, whether foreign-invested or domestic, that were receiving preferential tax treatments granted by relevant tax authorities at the time the EIT Law became effective. Under the grandfathering rules of the EIT Law, enterprises that are subject to an enterprise income tax (“EIT”) rate lower than 25% will continue to enjoy lower rates with gradual transition to the new tax rate of 25% in five years from the effective date of the EIT Law. Enterprises that are currently entitled to exemptions or reductions from the standard income tax rate for a fixed term may continue to enjoy such treatment until the fixed term expires.

During the period from January 1, 2008 to March 31, 2010, the Company’s subsidiaries operating in the PRC were subject to the EIT Law and its standard tax rate of 25%, but the PRC subsidiaries are entitled to the grandfathering incentives. For the tax years ended December 31, 2007, 2008 and 2009, BECSL, the Company’s PRC subsidiary, was subject to a tax rate of 15%, 18% and 20%, respectively. BESCL is subject to tax rates of 22% and 24% for the tax years ended December 31, 2010 and 2011, respectively, and a uniform tax rate of 25% for the tax year ended December 31, 2012 and thereafter. BATXXCL was entitled to an exemption from PRC income tax for the two tax years ended December 31, 2008 and 2009. BATXXCL is subject to a tax rate of 12.5% for the tax years ended December 31, 2010, 2011 and 2012 and will be subject to a tax rate of 25% thereafter.

(c)	Income is subject to taxation in the various countries in which the Company and its subsidiaries operate. The loss before income taxes by geographical location is analyzed as follows:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	2,451	(2,171)	(3,509)
PRC	(3,876)	(181)	2,832
Others	(6)	1,452	(48)

Total	(1,431)	(900)	(725)

Others mainly include the (loss) / profit from BVI and the United States.

(d)

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	—	17	2
Current income tax expense	—	(19)	(31)

Total income tax expense	—	(2)	(29)

The components of the income tax expense by geographical location are as follows:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	(2)	(29)
PRC	—	—	—
Others	—	—	—

Total	—	(2)	(29)

At the end of the accounting period, the income tax liabilities are as follows:

	2012	2013
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	44	7

Total	2,639	2,602

 (e)

	2012	2013
	$ in thousands	$ in thousands

Deferred income tax assets	—	—
Deferred income tax liabilities	(2)	—

	(2)	—

Deferred tax assets comprise the following:

	2012	2013
	$ in thousands	$ in thousands

Tax loss carry forwards	784	700
Others	—	—
Less: Valuation allowance	(784)	(700)
	—	—
Less: current portion	—	—

Non-current portion	—	—

As of March 31, 2012 and 2013, the Group had accumulated tax losses amounting to $3,136,000 and $2,811,000 (the tax effect thereon is $784,000 and $700,000), respectively, subject to the final agreement by the relevant tax authorities, which may be carried forward and applied to reduce future taxable income which is earned in or derived from Hong Kong and other countries. Realization of deferred tax assets associated with tax loss carry forwards is dependent upon generating sufficient taxable income prior to their expiration. A valuation allowance is established against such tax losses when management believes it is more likely than not that a portion may not be utilized. As of March 31, 2013, the Group’s accumulated tax losses of $174,000 will expire in 2016, $299,000 will expire in 2017 and $1,773,000 will expire in 2018.

(f)	Changes in valuation allowance are as follows:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	122	485	784
Charged / (credited) to income tax expense	363	299	(84)
	──────	──────	──────
Balance, March 31	485	784	700
	══════	══════	══════

(g)	The actual income tax expense attributable to earnings for the fiscal years ended March 31, 2011, 2012 and 2013 differed from the amounts computed by applying the Hong Kong statutory tax rate in accordance with the relevant income tax law as a result of the following:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(1,431)	(900)	(725)

Income tax benefit on pretax income at statutory rate	236	148	120
Effect of different tax rates of subsidiary operating in other jurisdictions	215	176	(249)
Profit not subject to income tax	4,657	4,369	3,600
Expenses not deductible for income tax purposes	(5,116)	(4,715)	(3,469)
(Increase) / decrease in valuation allowance	(363)	(299)	84
Reversal of provision as a result of development of tax rules	7	20	(31)
Tax losses not yet recognized / (utilization of tax losses not previously recognized)	364	299	(84)

Total income tax expense	—	(2)	(29)

The statutory rate of 16.5% used above is that of Hong Kong, where the Company’s main business is located.

(h)	The Company complies with ASC 740 and recognized a $1,170,000 increase in the liability for unrecognized tax benefits and penalties of $994,000, which were accounted for as a reduction to the April 1, 2007 balance of retained earnings. The Company assessed the tax position during the fiscal year ended March 31, 2013 and concluded that the same tax liability was to be carried forward. Included in the total tax liabilities of $2,602,000 (2012: $2,639,000, 2011: $2,619,000), the uncertain tax liabilities in respect of this for the years ended March 31, 2011, 2012 and 2013 are as follows:

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,164	2,164	2,164
Changes in uncertain tax liabilities	—	—	—

Balance, March 31	2,164	2,164	2,164

The Company’s accounting policy is to treat interest and penalties as components of income taxes. As of March 31, 2013, the Company had accrued penalties related to uncertain tax positions of $nil.

The Company files income tax returns in Hong Kong, the PRC and various foreign tax jurisdictions. There are two subsidiaries which operate within each of the Company’s major jurisdictions, resulting in a range of open tax years. The open tax years for the Company and its significant subsidiaries range between the fiscal year ended March 31, 2006 and the fiscal year ended March 31, 2010. The provisions made as a result of these open tax cases are subject to a final agreement by the relevant tax authorities.

Leases	12 Months Ended
Mar. 31, 2013
Leases [Abstract]
Leases
9	Leases

The Group leases three investment properties under rental agreements to third parties, and the Group will need to pay a cancellation fee of approximately $9,000 if the Group decides to terminate all the rental agreements before their expiry.

Rental expense for all operating leases amounted to approximately $191,000, $108,000 and $nil for the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Commitments	12 Months Ended
Mar. 31, 2013
Commitments
Commitments
10	Commitments

Capital expenditures contracted at the balance sheet date but not yet provided for are as follows:

	March 31,
	2012	2013
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	757	260

As of March 31, 2013, the Company entered into contractor agreements to construct factory building and leasehold improvements on the land in Xinxing, the PRC for total consideration of $1,8232,000. $1,563,000 has been paid, and the remaining balance of $260,000 is to be paid in accordance with the progress of the construction.

Discontinued Operations	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Discontinued Operations
11	Discontinued Operations

On March 31, 2009, the Company’s German subsidiary, Korona, sold its assets (accounts receivable, inventories, toolings and intellectual property rights) to a third party. Korona had no operations since April 1, 2009 and was liquidated in February 2012.

The following table summarizes the result of these discontinued operations, net of income taxes.

Discontinued Operations (Korona)

	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Sales	—	—	—
Cost of Sales	—	—	—
	────────	────────	────────
	—	—	—
Administrative expenses	(129)	—	—
	────────	────────	────────
Operating loss and net loss	(129)	—	—
	════════	════════	════════

The carrying values of the assets and liabilities of the disposal group classified as held for sale as at March 31, 2012 and 2013 were as follows:

	March 31, 2012	March 31, 2013
Assets:	$ in thousands	$ in thousands
Total assets of discontinued operations	—	—
	══════════	══════════

Liabilities:
Liabilities of discontinued operations	—	—
	══════════	══════════

Stockholders' equity	12 Months Ended
Mar. 31, 2013
Equity [Abstract]
Stockholders' equity
12	Stockholders’ equity

(a)	Repurchase of common stock

In August of 2001, the Company's Board of Directors authorized a program for the Company to repurchase up to $500,000 of its common stock. This repurchase program does not obligate the Company to acquire any specific number of shares or acquire shares over any specified period of time. No stock had been repurchased when, on November 16, 2006, the Company's Board of Directors authorized another $1,000,000 for the Company to repurchase its common stock under the same repurchase program. This authorization to repurchase shares increased the amount authorized for repurchase from $500,000 to $1,500,000. The Board of Directors believed that the common stock was undervalued and that the repurchase of common stock would be beneficial to the Company's shareholders. No shares were repurchased during the fiscal year ended March 31, 2008. During the fiscal year ended March 31, 2009, 70,019 shares ($134,000) were purchased under this program. No shares were repurchased during the three fiscal years ended March 31, 2011, 2012 and 2013. The Company may from time to time repurchase shares of its common stock under this program.

(b)	Preferred stock

The Company has authorized share capital of $100,000 for 10,000,000 shares of preferred stock, with par value of $0.01 each, divided into 2,500,000 shares each of class A preferred stock, class B preferred stock, class C preferred stock and class D preferred stock. Shares may be issued within each class from time to time by the Company’s Board of Directors in its sole discretion without the approval of the shareholders, with such designations, power, preferences, rights, qualifications, limitation and restrictions as the Board of Directors shall fix and as have not been fixed in the Company’s Memorandum of Association. The Company has not issued any shares of preferred stock as of March 31, 2013.

(c)	Dividends

No dividends were declared by the Company for each of the fiscal years ended March 31, 2011, 2012 and 2013, respectively.

Stock Option and bonus plans	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Stock Option and bonus plans
13	Stock option and bonus plans

(a)	On September 7, 2004, the Company’s stockholders adopted the 2004 Stock Bonus Plan (the “Stock Bonus Plan”) which authorizes the issuance of up to five hundred thousand (500,000) shares of the Company’s common stock in the form of stock bonus.

The purpose of this Stock Bonus Plan is to (i) induce key employees to remain in the employment of the Company or of any subsidiary of the Company; (ii) encourage such employees to secure or increase their stock ownership in the Company; and (iii) reward employees, non-employee directors, advisors and consultants for services rendered or to be rendered to or for the benefit of the Company or any of its subsidiaries. The Company believes that the Stock Bonus Plan will promote continuity of management and increase incentive and personal interest in the welfare of the Company.

The Stock Bonus Plan shall be administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The existing Committee members are Mr. Anthony So and Mr. Woo Ping Fok. The Committee has the authority, in its sole discretion: (i) to determine the parties to receive bonus stock, the times when they shall receive such awards, the number of shares to be issued and the time, terms and conditions of the issuance of any such shares; (ii) to construe and interpret the terms of the Stock Bonus Plan; (iii) to establish, amend and rescind rules and regulations for the administration of the Stock Bonus Plan; and (iv) to make all other determinations necessary or advisable for administering the Stock Bonus Plan.

On March 23, 2004, the Company’s stockholders adopted the 2004 Stock Option Plan (the “2004 Plan”) which provides for the grant of up to six hundred thousand (600,000) shares of the Company’s common stock in the form of stock options, subject to certain adjustments as described in the Plan.

The purpose of the 2004 Plan is to secure key employees to remain in the employment of the Company and to encourage such employees to secure or increase on reasonable terms their common stock ownership in the Company. The Company believes that the 2004 Plan promotes continuity of management and increased incentive and personal interest in the welfare of the Company.

The 2004 Plan is administered by a committee appointed by the Board of Directors which consists of at least two but not more than three members of the Board, one of whom shall be a non-employee of the Company. The current committee members are Mr. Anthony So and Mr. Woo Ping Fok. The committee determines the specific terms of the options granted, including the employees to be granted options under the plan, the number of shares subject to each option grant, the exercise price of each option and the option period, subject to the requirement that no option may be exercisable more than 10 years after the date of grant. The exercise price of an option may be less than the fair market value of the underlying shares of Common Stock. No options granted under the plan will be transferable by the optionee other than by will or the laws of descent and distribution, and each option will be exercisable during the lifetime of the optionee only by the optionee.

The exercise price of an option granted pursuant to the 2004 Plan may be paid in cash, by the surrender of options, in common stock, in other property, including a promissory note from the optionee, or by a combination of the above, at the discretion of the Committee.

In October 1996, the Company’s Board of Directors approved the 1996 Stock Option Plan and 1996 Non-Employee Directors’ Stock Option Plan. Under the 1996 Stock Option Plan, the Company may grant options of common stock to certain employees and directors of the Company for a maximum of 900,000 shares. The 1996 Stock Option Plan is administered by a committee appointed by the Board of Directors which determines the terms of options granted, including the exercise price, the option periods and the number of shares to be subject to each option. The exercise price of options granted under the 1996 Stock Option Plan may be less than the fair market value of the common shares on the date of grant. The maximum term of options granted under the 1996 Stock Option Plan is 10 years. The right to acquire the common shares is not assignable except for certain conditions stipulated in the 1996 Stock Option Plan.

Under the 1996 Non-Employee Directors’ Stock Option Plan, the non-employee directors were automatically granted stock options on the third business day following the day of each annual general meeting of the Company to purchase shares of common stock. The maximum number of authorized shares under the 1996 Non-Employee Director’s Stock Option Plan was 600,000. The exercise price of all options granted under the 1996 Non-Employee Directors’ Stock Option Plan shall be one hundred percent of the fair market value per share of the common shares on the date of grant. The maximum term of options granted under the 1996 Non-Employee Directors’ Stock Option Plan is 10 years. No stock option may be exercised during the first six months of its term except for certain conditions provided in the 1996 Non-Employee Directors’ Stock Option Plan. The right to acquire the common shares is not assignable except for under certain conditions stipulated in the 1996 Non-Employee Directors’ Stock Option Plan.

In April 2003, the Company issued options to certain directors and non-employee directors of the Company to purchase an aggregate of 372,500 shares of common stock of the Company at an exercise price of $1.61. The options expired on March 31, 2013. The exercise prices of these options were equal to the fair market value at the time of grant. No such options have been exercised during the years ended March 31, 2011, 2012 and 2013.

In March 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.12. The options shall expire on March 25, 2014 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options were exercised during the years ended March 31, 2011, 2012 and 2013.

In September 2004, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 40,000 shares of common stock of the Company at an exercise price of $6.20. The options shall expire on September 12, 2014 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such option was exercised during the years ended March 31, 2011, 2012 and 2013.

In December 2005, the Company issued options to certain non-employee directors of the Company to purchase an aggregate of 30,000 shares of common stock of the Company at an exercise price of $4.50. The options shall expire on December 4, 2015 and can be exercised at any time after granting. The exercise prices of these options were equal to the fair market value at the time of grant. No such options had been exercised during the years ended March 31, 2011, 2012 and 2013.

On November 16, 2006, the Board of Directors of the Company voted to rescind the Company’s 1996 Non-Employee Directors’ Stock Option Plan (the “Non-Employee Directors’ Plan”). All options previously granted under the Non-Employee Directors’ Plan continue in full force and effect pursuant to their terms of grant.

During the fiscal year ended March 31, 2013, no shares or share options were granted under the 1996 Stock Option Plan.

(b)	The stock options summary as of March 31, 2013 is as follows:

	Number	Weighted average exercise
	of options	price

Balance, March 31, 2011	826,500	$2.83
Expired	(374,000)	$3.10

Balance, March 31, 2012	452,500	$2.61
Expired	(342,500)	$1.61

Balance, March 31, 2013	110,000	$5.71

(c)	The following table summarizes information about all stock options of the Company outstanding as at March 31, 2013:

		Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2013	(years)	March 31, 2013

$4.50	30,000	2.8	30,000
$6.12	40,000	1.0	40,000
$6.20	40,000	1.5	40,000

$5.71	110,000	1.7	110,000

The intrinsic value of options outstanding and exercisable was $nil, $nil and $nil on March 31, 2011, 2012 and 2013, respectively. The intrinsic value represents the pre-tax intrinsic value (the difference between the closing stock price of the Company’s common stock on the balance sheet date and the exercise price for both the outstanding and exercisable options) that would have been received by the option holders if all options had been exercised on March 31, 2011, 2012 and 2013.

New shares will be issued by the Company upon future exercise of stock options.

Related party transactions	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party transactions
14	Related party transactions

(a)	The Group paid emoluments, commissions and/or consultancy fees to its directors, officers and former directors as follows:

Year Ended March 31,	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
	So	Chung	Fok	So
	Director, Chief Executive	Director	Director	Director

Officer and Treasurer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2011	$915 (i), (iii)	$165 (iii)	Nil	—
2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. J. Stewart Jackson. IV	Mr. Henry Schlueter	Mr. Albert So

	Former Director	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands

2011	Nil	$87 (ii)	$118
2012	Nil	$68 (ii)	$118
2013	Nil	$74 (ii)	$124 (iii)

The emoluments paid to the Group’s directors and officers were included in the salaries and related costs, while the consultancy fees or professional fees paid to Schlueter & Associates, P.C., were included in the administration and general expenses.

(i)	Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.

(ii)	The amounts for the years ended March 31, 2011, 2012 and 2013 represented professional fees paid to Schlueter & Associates, P.C., the Group’s SEC counsel, in which Mr. Henry Schlueter is one of the principals.

(iii)	The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. Anthony So, and Mr. Kim Wah Chung, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. Anthony So, Mr. Kim Wah Chung, and Mr. Albert So, respectively.

Concentrations and Credit Risk	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Concentrations and Credit Risk
15	Concentrations and Credit Risk

The Group operates principally in the PRC (including Hong Kong) and grants credit to its customers in this geographic region. Although the PRC is economically stable, it is always possible that unanticipated events in foreign countries could disrupt the Group’s operations.

Financial instruments that potentially subject the Group to a concentration of credit risk consist of cash, trade and notes receivables.

At March 31, 2012 and 2013, the Company had credit risk exposure of uninsured cash in banks of approximately $3,014,000 and $2,154,000, respectively.

A substantial portion, 60%, 66% and 52% of revenue, was generated from one customer for the years ended March 31, 2011, 2012 and 2013, respectively.

The net sales to customers representing at least 10% of net total sales are as follows:

	Year Ended March 31,
	2011		2012		2013
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	3,970	14	3,744	14	3,814	13

		74		81		83

The following customers had balances greater than 10% of the total trade receivables at the respective balance sheet dates set forth below:

	March 31,
	2012		2013
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	1,230	59	1,152	42
Fitbit, Inc.	16	1	884	32
Pitney Bowes Inc.	455	22	347	13

		82		87

At March 31, 2012 and 2013, these customers accounted for 82% and 87%, respectively, of net trade receivables. The trade receivables have repayment terms of not more than twelve months. Trade receivables for two customers (Sunbeam Products, Inc. and Fitbit, Inc.) accounted for 74% of total trade receivables as of March 31, 2013 (2012: 60%), and they were covered by credit insurance under a factoring agreement with a bank. The Group does not require collateral to support financial instruments that are subject to credit risk.

Employee retirement benefits and severance payment allowance	12 Months Ended
Mar. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee retirement benefits and severance payment allowance
16	Employee retirement benefits and severance payment allowance

(a)	With effect from January 1, 1988, BEL, a wholly-owned foreign subsidiary of the Company in Hong Kong, implemented a defined contribution plan (the “Plan”) with a major international insurance company to provide life insurance and retirement benefits for its employees. All permanent full time employees who joined BEL before December 2000, excluding factory workers, are eligible to join the Plan. Each eligible employee that chooses to participate in the Plan is required to contribute 5% of their monthly salary, while BEL is required to contribute from 5% to 10% depending on the eligible employee’s salary and number of years in service.

The Mandatory Provident Fund (the “MPF”) was introduced by the Hong Kong Government and commenced in December 2000. BEL joined the MPF by implementing a plan with a major international insurance company. All permanent Hong Kong full time employees who joined BEL on or after December 2000, excluding factory workers, must join the MPF, except for those who joined the Plan before December 2000. Both the employee’s and employer’s contributions to the MPF are 5% of the eligible employee’s monthly salary and are subject to a maximum mandatory contribution of HK$1,000 (US$128) per month. The maximum mandatory employee’s and employer’s contributions per month increased to HK$1,250 (US$160) respectively since June 1, 2012.

Pursuant to the relevant PRC regulations, the Group is required to make contributions for each employee, at rates based upon the employee’s standard salary base as determined by the local Social Security Bureau, to a defined contribution retirement scheme organized by the local Social Security Bureau in respect of the retirement benefits for the Group’s employees in the PRC.

(b)	The contributions to each of the above schemes are recognized as employee benefit expenses when they are due and are charged to the consolidated statement of operations. The Group’s total contributions to the above schemes for the years ended March 31, 2011, 2012 and 2013 amounted to $318,000, $239,000 and $225,000 respectively. The Group has no other obligation to make payments in respect of retirement benefits of the employees.

(c)	According to the New Labor Law in the PRC which was effective on January 1, 2009, a company is required to provide one month’s salary for each year of service as a severance payment. As such, the Group recognized a provision of $743,000 in the fiscal year ended March 31, 2013 for severance payments for staff in the PRC (2012: $841,000). The accrued severance payment allowance is reviewed every year.

Loss per share	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Loss per share
17	Loss per share

	Year ended March 31
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss applicable to common shareholders
– continuing operations	($1,431)	($902)	($754)
– discontinued operations	($129)	—	—

Net loss	($1,560)	($902)	($754)

Weighted average shares outstanding	5,246,903 shares	5,246,903 shares	5,246,903 shares

Loss per share – continuing operations	($0.27)	($0.17)	($0.14)
Loss per share – discontinued operations	($0.02)	—	—

Net loss per share, basic and diluted	($0.29)	($0.17)	($0.14)

Basic loss per share is computed by dividing net loss available to common shareholders by the weighted average number of shares of common stock outstanding. Diluted earnings per share is computed in a manner consistent with that of basic earnings per share while giving effect to all potentially dilutive shares of common stock that were outstanding during the period, including stock options.

The diluted net loss per share is the same as the basic net loss per share for the years ended March 31, 2011, 2012 and 2013, as all potential ordinary shares (826,500 shares on March 31, 2011, 452,500 shares on March 31, 2012 and 110,000 shares on March 31, 2013) from the exercise of stock options are anti-dilutive and are therefore excluded from the computation of diluted net loss per share.

Business segment information	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business segment information
18	Business segment information

(a)	The Group is organized based on the products it offers. Under this organizational structure, the Group’s operations can be classified into four business segments, Scales, Telecommunications Products, Pet Electronics and Others for the fiscal years ended March 31, 2012 and 2013.

Scales operations principally involve production and marketing of sensor-based scales products. These include bathroom, kitchen, office, jewelry, laboratory, postal and industrial scales that are used in consumer, commercial and industrial applications.

Telecommunication Products operations principally involve production and modification of two-way radios and cordless telephones that are used in consumer and commercial applications. The Group no longer manufactures and sells telecommunications products.

Pet Electronics Products principally involve development and production of pet-related electronics products that are used in consumer applications.

The “Others” segment is a residual, which principally includes the activities of (i) tooling and mould charges for scales, telecommunications products and pet electronics products, and (ii) sales of scrap materials.

The accounting policies of the Group’s reportable segments are the same as those described in the description of business and significant accounting policies.

Summarized financial information by business segment as of March 31, 2011, 2012 and 2013 is as follows:

	Net sales	Operating profit /(loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013

Scales & Pet Electronics Products	30,386	(570)	20,097	120	1,412

Total operating segments	30,386	(570)	20,097	120	1,412
Corporate	—	—	7,026	226	—

Group	30,386	(570)	27,123	346	1,412

2012

Scales & Pet Electronics Products	26,682	(249)	17,147	54	3,415

Total operating segments	26,682	(249)	17,147	54	3,415
Corporate	—	—	6,021	176	—

Group	26,682	(249)	23,168	230	3,415

	Net sales	Operating profit / (loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
2011

Scales	25,903	(554)	9,166	—	584
Telecommunications Products	2,056	(202)	4,328	—	691
Others	428	104	102	—	—

Total operating segments	28,387	(652)	13,596	—	1,275
Corporate	—	(979)	8,211	307	—

Group	28,387	(1,631)	21,807	307	1,275
					.
Discontinued operations			5

Total Assets			21,812

Operating profit / (loss) by segment equals total operating revenues less expenses directly attributable to the generation of the segment’s operating revenues. Operating loss of the corporate segment consists principally of salaries and related costs of administrative staff, and administration and general expenses of the Group. Identifiable assets by segment are those assets that are used in the operation of that segment. Corporate assets consist principally of cash and cash equivalents, deferred income tax assets and other identifiable assets not related specifically to individual segments.

(b)	The Group primarily operates in Hong Kong and the PRC. The manufacture of components and their assembly into finished products and research and development are carried out in the PRC. The subsidiary in Germany was responsible for the distribution of electronic scales products in Europe. As the operations are integrated, it is not practicable to distinguish the net income derived among the activities in Hong Kong, and the PRC.

Total property, plant and equipment, net by geographical areas are as follows:

	March 31,	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong	1,046	1,115
The PRC	5,925	7,184

Total property, plant and equipment	6,971	8,299

(c)	The following is a summary of net export sales by geographical areas, which are defined by the final shipment destination, constituting 10% or more of total sales of the Company for the years ended March 31, 2011, 2012 and 2013:

	Year ended March 31,
	2011		2012		2013
	$ in thousands	%	$ in thousands	%	$ in thousands	%

United States	18,893	67	19,940	75	23,804	78
Germany	5,557	20	4,985	18	5,121	17

	24,450		24,925		28,925

(d)	The details of sales made to customers constituting 10% or more of total sales of the Company are as follows:

		Year ended March 31,
	Business segment	2011		2012		2013
		$	%	$	%	$	%

Sunbeam Products, Inc.	Scales	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	Scales	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	Scales	3,970	14	3,744	14	3,814	13

		20,904	74	21,349	81	25,125	83

Subsequent events	12 Months Ended
Mar. 31, 2013
Subsequent Events [Abstract]
Subsequent events
19	Subsequent events

The Group established a wholly-owned subsidiary, Xinxing An Bang Metal and Plastic Manufacturing Company Limited, in PRC after fiscal year ended March 31, 2013, for production of metal and plastic products for other factories. The Group also established another wholly-owned subsidiary, Bonso Technology (Shenzhen) Company Limited, in PRC after fiscal year ended March 31, 20133, to provide product design and distribution services for the Group.

The Group entered into a rental agreement in June 2013 to rent out the Shenzhen factory to a third party from August 2013 to August 2019, and will receive rental income starting from October 2013.

Description of business and significant accounting policies (Policies)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Description of business and significant accounting policies
1	Description of business and significant accounting policies

Bonso Electronics International Inc. (“the Company”) and its subsidiaries (collectively, the “Group”) are engaged in the designing, manufacturing and selling of a comprehensive line of electronic scales and weighing instruments, telecommunications products, pet electronics products and other products.

The consolidated financial statements have been prepared in United States dollars and in accordance with generally accepted accounting principles in the United States of America. The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include allowances made against inventories and trade receivables, and the valuation of long-lived assets. Actual results could differ from those estimates.

The Group sustained operating losses in fiscal years ended March 31, 2011, 2012 and 2013, including a net loss of $754,000 in the fiscal year ended March 31, 2013.

Notwithstanding the operating losses sustained in the last three fiscal years, the accompanying consolidated financial statements have been prepared on a going concern basis. Management believes the Group will have sufficient working capital to meet its financing requirements based upon their experience and their assessment of the Group’s projected performance, credit facilities and banking relationships.

Pursuant to an agreement signed March 30, 2009, Korona Haushaltswaren GmbH & Co. KG (“Korona”), an indirect subsidiary of the Company, agreed to sell all of its major assets, comprising trade receivables, inventories, intellectual property rights and toolings, to a third party purchaser at a consideration of approximately EUR 1,990,000 (or USD 2,606,000). The Group decided to liquidate Korona after the completion of the sale. As a result, the figures of Korona are included as discontinued operations (see note 11). The liquidation of Korona was completed in February 2012.

Principles of consolidation
(a)	Principles of consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries after elimination of inter-company accounts and transactions.

Acquisitions of companies have been consolidated from the date on which control of the net assets and operations was transferred to the Group.

Acquisitions of companies are accounted for using the purchase method of accounting.

Cash and cash equivalents
(b)	Cash and cash equivalents

Cash and cash equivalents are short-term, highly liquid investments with original maturities of three months or less. Cash equivalents are stated at cost, which approximates fair value because of the short-term maturity of these instruments.

Inventories
(c)	Inventories

Inventories are stated at the lower of costs, as determined on a first-in, first-out basis, or market value. Costs of inventories include purchase and related costs incurred in bringing the products to their present location and condition. Market value is determined by reference to the selling price after the balance sheet date or to management estimates based on prevailing market conditions. The Company routinely reviews its inventories for their salability and for indications of obsolescence to determine if inventory carrying values are higher than market value. Some of the significant factors the Company considers in estimating the market value of its inventories include the likelihood of changes in market and customer demand and expected changes in market prices for its inventories. As of March 31, 2012, inventories were stated at market value, which is lower than their costs by approximately $283,000.

Trade receivables
(d)	Trade receivables

Trade receivables are recorded at the invoiced amount, net of allowances for doubtful accounts and sales returns. The allowance for doubtful accounts is the Group’s best estimate of the amount of probable credit losses in the Group’s existing trade receivables. Bad debt expense is included in the administrative and general expenses.

The Group recognizes an allowance for doubtful receivables to ensure accounts and other receivables are not overstated due to uncollectibility. Allowance for doubtful receivables is maintained for all customers based on a variety of factors, including the length of time the receivables are past due, significant one-time events and historical experience. An additional allowance for individual accounts is recorded when the Group becomes aware of customers’ or other debtors’ inability to meet their financial obligations, such as bankruptcy filings or deterioration in the customer’s or other debtor’s operating results or financial position. If circumstances related to customers or debtors change, estimates of the recoverability of receivables will be further adjusted.

Deferred income taxes
(e)	Deferred income taxes

Amounts in the consolidated financial statements related to income taxes are calculated using the principles of ASC 740 “Income Taxes”. ASC 740 requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial reporting bases and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse. Future tax benefits, such as net operating loss carry forwards, are recognized as deferred tax assets. Recognized deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Lease prepayments
(f)	Lease prepayments

Lease prepayments represent the cost of land use rights in the People’s Republic of China (“PRC”). Land use rights held by the Company are included in intangible assets, reclassified from property, plant and equipment. The granted useful life of the land use rights is 50 years. They are stated at cost and amortized on a straight-line basis over the period of rights of 30 years, in accordance with the business licenses with 30 years of useful life.

Other intangible assets
(g)	Other intangible assets

Other intangible assets represented taxi licenses which were stated at cost and are amortized on a straight-line basis over the related granted useful life of 50 years, the shorter of the remaining term of the license period or the expected useful life to the Group. Taxi licenses entitle the Group to operate five taxis for 50 years in Shenzhen, PRC. The purpose of holding these licenses is to generate additional income. All five taxi licenses were disposed of in July 2010, for a total consideration of $513,000, resulting in a gain on disposal of $41,000.

Property, plant and equipment
(h)	Property, plant and equipment

(i)	Property, plant and equipment are stated at cost less accumulated depreciation. Leasehold land and buildings are depreciated on a straight-line basis over 15 to 50 years, representing the shorter of the remaining term of the lease or the expected useful life to the Group.

(ii)	Other categories of property, plant and equipment are carried at cost and depreciated using the straight-line method over their expected useful lives to the Group. The principal annual rates used for this purpose are:

Plant and machinery	-10%
Furniture, fixtures and equipment	-20%
Motor vehicles	-20%

(iii)	The cost of major improvements and betterments is capitalized, whereas the cost of maintenance and repairs is expensed in the year when they are incurred.

(iv)	Any gain or loss on disposal is included in the consolidated statements of operations and comprehensive loss.

Impairment of long-lived assets and other acquired intangible assets
(i)	Impairment of long-lived assets including other intangible assets

Long-lived assets held and used by the Group and intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. The Group evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to future net undiscounted cash flows to be generated by the asset. If such assets are considered to be impaired, the impairment loss is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets calculated using a discounted future cash flows analysis. Provisions for impairment made on other long-lived assets are disclosed in the consolidated statements of operations and comprehensive loss. The Group is going to transfer all its production process to the factory in Xinxing, PRC. As a result, the Group performs assessment of the value of the land and buildings of the factory in Shenzhen, PRC, and no provision was made by the Group as an impairment (2012: $nil; 2011: $nil) based on the assessment.

Capital and operating leases
(j)	Capital and operating leases

Costs in respect of operating leases are charged against income on a straight-line basis over the lease term. Leasing agreements, which transfer to the Group substantially all the benefits and risks of ownership of an asset, are treated as if the asset had been purchased outright. The assets are included in property, plant and equipment (“capital leases”) and the capital element of the lease commitments is shown as an obligation under capital leases. The lease rentals are treated as consisting of capital and interest elements. The capital element is applied to reduce the outstanding obligation and the interest element is charged against profit so as to give a consistent periodic rate of charge on the remaining balance outstanding at the end of each accounting period. Assets held under capital leases are depreciated over the useful lives of the equivalent owned assets.

Revenue recognition
(k)	Revenue recognition

No revenue is recognized unless there is persuasive evidence of an arrangement, the price to the buyer is fixed or determinable, delivery has occurred and collectibility of the sales price is reasonably assured. Revenue is recognized when title and risk of loss are transferred to customers, which is generally the point at which products are leaving the ports of Hong Kong or Shenzhen as designated by our customers.  Shipping costs billed to the Company’s customers are included within revenue. Associated costs are classified as part of cost of sales.

The Company provides to certain customers an additional one to two percent of the quantity of certain products ordered in lieu of a warranty, which are recognized as cost of sales when these products are shipped to customers from the Company’s facilities. In addition, certain products sold by the Company are subject to a limited product quality warranty. The Company accrues for estimated incurred but unidentified quality issues based upon historical activity and known quality issues if a loss is probable and can be reasonably estimated. The standard limited warranty period is one to three years. Quality returns, refunds, rebates and discounts are recorded net of sales at the time of sale and estimated based on past history. All sales are based upon firm orders with fixed terms and conditions, which generally cannot be modified. Historically, the Company has not experienced material differences between its estimated amounts of quality returns, refunds, rebates and discounts and the actual results. In all contracts, there is no price protection or similar privilege in relation to the sale of goods.

Research and development costs
(l)	Research and development costs

Research and development costs include salaries, utilities and contractor fees that are directly attributable to the conduct of research and development progress primarily related to the development of new design of products. Research and development costs are expensed in the financial period in which they are incurred.

Income taxes
(n)	Income taxes

The Company adopted ASC 740 on the accounting for uncertainty in income taxes recognized in financial statements. ASC 740 prescribes a recognition threshold and measurement attributes for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. The Company’s accounting policy is to treat interest and penalties as components of income taxes.

Foreign currency translations
(o)	Foreign currency translations

(i)	The Group’s functional currency is the United States dollar. The financial statements of foreign subsidiaries where the United States dollar is the functional currency and which have transactions denominated in non-United States dollar currencies are translated into United States dollars at the exchange rates existing on that date. The translation of local currencies into United States dollars creates transaction adjustments which are included in net loss. Exchange differences are recorded in the statements of operations and comprehensive loss.

(ii)	The financial statements of foreign subsidiaries, where non-United States dollar currencies are the functional currencies, are translated into United States dollars using exchange rates in effect at period end for assets and liabilities and average exchange rates during each reporting period for statement of operations. Adjustments resulting from translation of these financial statements are reflected as a separate component of shareholders’ equity in accumulated other comprehensive income.

Stock options and warrants
(p)	Stock options and warrants

The Company follows the guidance of ASC 718, Accounting for Stock Options and Other Stock-Based Compensation. ASC 718 requires companies to record compensation expense for share-based awards issued to employees and directors in exchange for services provided. The amount of the compensation expense is based on the estimated fair value of the awards on their grant dates and is recognized over the required service periods. Our share-based awards include stock options and restricted stock awards. The estimated fair value underlying our calculation of compensation expense for stock options is based on the Black-Scholes pricing model. Forfeitures of share-based awards are estimated at the time of grant and revised, if necessary, in subsequent periods if our estimates change based on the actual amount of forfeitures we have experienced.

Fair value of financial instruments
(r)	Fair value of financial instruments

The Group adopted ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 clarifies the definition of fair value, prescribes methods for measuring fair value and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

Level 1-Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.

Level 2-Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable and inputs derived from or corroborated by observable market data.

Level 3-Inputs are unobservable inputs which reflect the reporting entity's own assumptions on what assumptions the market participants would use in pricing the asset or liability based on the best available information.

Allowance for doubtful accounts (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Schedule of doubtful accounts
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	1,460	1,415	1,415
Write back for the year	(45)	—	—

Balance, March 31	1,415	1,415	1,415

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventory Disclosure [Abstract]
Schedule of Inventories
The components of inventories as of March 31, 2012 and 2013 are as follows:

	2012	2013
	$ in thousands	$ in thousands

Raw materials	1,477	1,904
Work in progress	1,512	2,487
Finished goods	1,116	1,069
	───────	───────
	4,105	5,460
	═══════	═══════

Interests in subsidiaries (Tables)	12 Months Ended
Mar. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of subsidiaries
Name of company	Place of incorporation and kind of legal entity	Particulars of issued capital/ registered capital	Percentage of capital held by the Company		Principal activities
			2012	2013
Bonso Electronics Limited * (“BEL”)	Hong Kong, limited liability company	HK$5,000,000 (US$641,026)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Investment Limited (“BIL”)	Hong Kong, limited liability company	HK$3,000,000 (US$384,615)	100%	100%	Investment holding

Bonso Electronics (Shenzhen) Company Limited (“BESCL”)	PRC, limited liability company	US$12,621,222	100%	100%	Production of scales and pet electronics products

Bonso Advanced Technology Limited * (“BATL”)	Hong Kong, limited liability company	HK$1,000,000 (US$128,205)	100%	100%	Investment holding, and trading of scales and pet electronics products

Bonso Advanced Technology (Xinxing) Company Limited (“BATXXCL”)	PRC, limited liability company	US$8,995,324	100%	100%	Production of scales and pet electronics products

Modus Enterprise International Inc. * (“MEII”)	British Virgin Island, limited liability company	HK$7,800 (US$1,000)	100%	100%	Investment holding

Bonso USA, Inc. (“Bonso USA”)	USA, limited liability company	US$ 1,000	100%	100%	Dormant

* Shares directly held by the Company

Other intangible assets (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Other intangible assets
	Other intangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Cost	5,927	6,769
Less: accumulated amortization	(1,937)	(2,179)
	────────	────────
	3,990	4,590
	════════	════════

Components of other tangible assets
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Land use right of factory land in Shenzhen, Guangdong, PRC	1,577	2,215
Land use right of factory land in Xinxing, Guangdong, PRC	2,413	2,375
	────────	────────
	3,990	4,590
	════════	════════

Schedule of amortization expenses
$ in thousands
2014	244
2015	244
2016	244
2017	244
2018	244
Thereafter	3,370
───────
Total	4,590
══════

Banking facilities (Tables)	12 Months Ended
Mar. 31, 2013
Banking and Thrift [Abstract]
General banking facilities
	Amount available		Amount utilized		Amount unutilized		Terms of banking facilities as of
	March 31,		March 31,		March 31,		March 31, 2013
	2012	2013	2012	2013	2012	2013	Interest	Repayment
	$ in thousands		$ in thousands		$ in thousands		rate	terms
Import and export facilities

Combined limit	6,154	6,154	1,870	2,788	4,284	3,366

Including sub-limit of:
Notes payable	4,487	4,487	1,870	2,276	2,617	2,211	HIBOR* +2.5%	Repayable in full within 120 days
Bank overdrafts	641	641	—	180	641	461	Prime rate + 1%	Repayable on demand
Factoring	2,400	2,400	—	332	2,400	2,068	HIBOR* +1.5%

Other facilities
Export Document-ary Credits	1,923	1,923	—	—	1,923	1,923
Term Loan	106	1,923	—	1,025	106	898	HIBOR* +2.25%

	8,183	10,000	1,870	3,813	6,313	6,187

United States dollar equivalents
	Amount utilized
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong dollars	1,870	3,814

Short-term borrowings
	As of March 31,
	2012	2013

Bank overdrafts	6.00%	6.00%
Notes payable	2.80%	2.92%

Income Tax (Tables)	12 Months Ended
Mar. 31, 2013
Income Tax Disclosure [Abstract]
Loss before income tax
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	2,451	(2,171)	(3,509)
PRC	(3,876)	(181)	2,832
Others	(6)	1,452	(48)

Total	(1,431)	(900)	(725)

Deferred taxes
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Deferred income tax	—	17	2
Current income tax expense	—	(19)	(31)

Total income tax expense	—	(2)	(29)

Geographic tax expense
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Hong Kong	—	(2)	(29)
PRC	—	—	—
Others	—	—	—

Total	—	(2)	(29)

Income tax liabilities
	2012	2013
	$ in thousands	$ in thousands

Non-current	2,595	2,595
Current	44	7

Total	2,639	2,602

Deferred tax assets and liabilities
	2012	2013
	$ in thousands	$ in thousands

Deferred income tax assets	—	—
Deferred income tax liabilities	(2)	—

	(2)	—

Deferred tax carry forwards
	2012	2013
	$ in thousands	$ in thousands

Tax loss carry forwards	784	700
Others	—	—
Less: Valuation allowance	(784)	(700)
	—	—
Less: current portion	—	—

Non-current portion	—	—

Changes in valuation allowance
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	122	485	784
Charged / (credited) to income tax expense	363	299	(84)
	──────	──────	──────
Balance, March 31	485	784	700
	══════	══════	══════

Tax expense attributable to earnings
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss before income taxes	(1,431)	(900)	(725)

Income tax benefit on pretax income at statutory rate	236	148	120
Effect of different tax rates of subsidiary operating in other jurisdictions	215	176	(249)
Profit not subject to income tax	4,657	4,369	3,600
Expenses not deductible for income tax purposes	(5,116)	(4,715)	(3,469)
(Increase) / decrease in valuation allowance	(363)	(299)	84
Reversal of provision as a result of development of tax rules	7	20	(31)
Tax losses not yet recognized / (utilization of tax losses not previously recognized)	364	299	(84)

Total income tax expense	—	(2)	(29)

Total tax liability
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Balance, April 1	2,164	2,164	2,164
Changes in uncertain tax liabilities	—	—	—

Balance, March 31	2,164	2,164	2,164

Commitments (Tables)	12 Months Ended
Mar. 31, 2013
Commitments
Capital expenditures
	March 31,
	2012	2013
	$ in thousands	$ in thousands

Construction in Xinxing, Guangdong, PRC	757	260

Discontinued Operations (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Discontinued operations, net of taxes
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Sales	—	—	—
Cost of Sales	—	—	—
	────────	────────	────────
	—	—	—
Administrative expenses	(129)	—	—
	────────	────────	────────
Operating loss and net loss	(129)	—	—
	════════	════════	════════

Carrying value of assets and liabilities
	March 31, 2012	March 31, 2013
Assets:	$ in thousands	$ in thousands
Total assets of discontinued operations	—	—
	══════════	══════════

Liabilities:
Liabilities of discontinued operations	—	—
	══════════	══════════

Stock Option and bonus plans (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Stock options summary
	Number	Weighted average exercise
	of options	price

Balance, March 31, 2011	826,500	$2.83
Expired	(374,000)	$3.10

Balance, March 31, 2012	452,500	$2.61
Expired	(342,500)	$1.61

Balance, March 31, 2013	110,000	$5.71

Information regarding stock options
		Weighted
	Number	average	Exercisable
Weighted average	outstanding at	remaining life	shares at
exercise price	March 31, 2013	(years)	March 31, 2013

$4.50	30,000	2.8	30,000
$6.12	40,000	1.0	40,000
$6.20	40,000	1.5	40,000

$5.71	110,000	1.7	110,000

Related party transactions (Tables)	12 Months Ended
Mar. 31, 2013
Related Party Transactions [Abstract]
Related party group

Year Ended March 31,	Mr. Anthony	Mr. Kim Wah	Mr. Woo-Ping	Mr. Andrew
	So	Chung	Fok	So
	Director, Chief Executive	Director	Director	Director

Officer and Treasurer
	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2011	$915 (i), (iii)	$165 (iii)	Nil	—
2012	$857 (i), (iii)	$161 (iii)	Nil	$88
2013	$857 (i), (iii)	$160 (iii)	Nil	$124

	Mr. J. Stewart Jackson. IV	Mr. Henry Schlueter	Mr. Albert So

	Former Director	Director and Assistant Secretary	Director, Chief Financial Officer and Secretary
	$ in thousands	$ in thousands	$ in thousands

2011	Nil	$87 (ii)	$118
2012	Nil	$68 (ii)	$118
2013	Nil	$74 (ii)	$124 (iii)

Concentrations and Credit Risk (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Net sales to customers
	Year Ended March 31,
	2011		2012		2013
	$ in thousands	%	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	3,970	14	3,744	14	3,814	13

		74		81		83

The following customers had balances greater than 10% of the total trade receivables at the balance sheet dates set forth below:

	March 31,
	2012		2013
	$ in thousands	%	$ in thousands	%

Sunbeam Products, Inc.	1,230	59	1,152	42
Fitbit, Inc.	16	1	884	32
Pitney Bowes Inc.	455	22	347	13

		82		87

Loss per share (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Loss per share
	Year ended March 31
	2011	2012	2013
	$ in thousands	$ in thousands	$ in thousands

Loss applicable to common shareholders
– continuing operations	($1,431)	($902)	($754)
– discontinued operations	($129)	—	—

Net loss	($1,560)	($902)	($754)

Weighted average shares outstanding	5,246,903 shares	5,246,903 shares	5,246,903 shares

Loss per share – continuing operations	($0.27)	($0.17)	($0.14)
Loss per share – discontinued operations	($0.02)	—	—

Net loss per share, basic and diluted	($0.29)	($0.17)	($0.14)

Business segment information (Tables)	12 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
Business segment financial information

	Net sales	Operating profit /(loss)	Identifiable assets as of March 31	Depreciation and amortization	Capital expenditure
	$ in thousands	$ in thousands	$ in thousands	$ in thousands	$ in thousands

2013

Scales & Pet Electronics Products	30,386	(570)	20,097	120	1,412
	───────	───────	───────	───────	───────
Total operating segments	30,386	(570)	20,097	120	1,412
Corporate	—	—	7,026	226	—
	───────	───────	───────	───────	───────
Group	30,386	(570)	27,123	346	1,412
	═══════	═══════	═══════	═══════	═══════

2012

Scales & Pet Electronics Products	26,682	(249)	17,147	54	3,415
	───────	───────	───────	───────	───────
Total operating segments	26,682	(249)	17,147	54	3,415
Corporate	—	—	6,021	176	—
	───────	───────	───────	───────	───────
Group	26,682	(249)	23,168	230	3,415
	═══════	═══════	═══════	═══════	═══════

2011

Scales	25,903	(554)	9,166	—	584
Telecommunications Products	2,056	(202)	4,328	—	691
Others	428	104	102	—	—
	───────	───────	───────	───────	───────
Total operating segments	28,387	(652)	13,596	—	1,275
Corporate	—	(979)	8,211	307	—
	───────	───────	───────	───────	───────
Group	28,387	(1,631)	21,807	307	1,275
	═══════	═══════		═══════	═══════
Discontinued operations			5
			───────
Total Assets			21,812
			═══════

Total property plant and equipment
	March 31,	March 31,
	2012	2013
	$ in thousands	$ in thousands

Hong Kong	1,046	1,115
The PRC	5,925	7,184

Total property, plant and equipment	6,971	8,299

Net export sales
	2012	2013
	$ in thousands	$ in thousands

Deferred income tax assets	—	—
Deferred income tax liabilities	(2)	—

	(2)	—

Customers constituting 10% or more total sales
		Year ended March 31,
	Business segment	2011		2012		2013
		$	%	$	%	$	%

Sunbeam Products, Inc.	Scales	16,934	60	17,499	66	15,818	52
Fitbit, Inc.	Scales	—	—	106	1	5,493	18
Gottl Kern + Sohn GMBH	Scales	3,970	14	3,744	14	3,814	13

		20,904	74	21,349	81	25,125	83

Description of business and significant accounting policies - Other intangible assets (Details Narrative) (USD $)	1 Months Ended
Jul. 31, 2010
Description Of Business And Significant Accounting Policies - Other Intangible Assets Details Narrative
Disposal of taxi license	$ 513,000
Gain on disposal of licenses	$ 41,000

Description of business and significant accounting policies - Advertising (Details Narrative 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Description Of Business And Significant Accounting Policies - Advertising Details Narrative 1
Advertising costs	$ 26,000	$ 5,000	$ 2,000

Allowance for doubtful accounts - Schedule of doubtful accounts (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Allowance For Doubtful Accounts - Schedule Of Doubtful Accounts Details 1
Balance, beginning of year		$ 1,415,000		$ 1,415,000		$ 1,460,000
Write back for the year					(45,000)	(45,000)
Balance, end of year		$ 1,415,000		$ 1,415,000		$ 1,415,000

Allowance for doubtful accounts (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance For Doubtful Accounts Details 2
Amount collected from doubtful account holder			$ 45,000
Balance due from doubtfull account holder	$ 1,415,000	$ 1,415,000	$ (363,000)

Inventories (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Inventories Details
Raw materials	$ 1,904,000	$ 1,477,000
Work in progress	2,487,000	1,512,000
Finished goods	1,069,000	1,116,000
Total	$ 5,460,000	$ 4,105,000

Inventories (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Inventories Details Narrative
Allowance for obsolete inventories		$ 1,303,000	$ 283,000	$ 283,000	$ 98,000

Property, plant and equipment, net (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property Plant And Equipment Net Details Narrative
Depreciated property, plant and equipment expenses	$ 120,000	$ 54,000	$ 99,000
Depreciated property, plant and equipment assets	32,858,000	32,280,000	31,222,000
Impairment to property, plant and equipment

Interests in subsidiaries (Details)	Mar. 31, 2013 Bonso Electronics Limited USD ($)	Mar. 31, 2013 Bonso Electronics Limited CNY	Mar. 31, 2012 Bonso Electronics Limited	Mar. 31, 2013 Bonso Investments Limited USD ($)	Mar. 31, 2013 Bonso Investments Limited CNY	Mar. 31, 2012 Bonso Investments Limited	Mar. 31, 2013 Bonso Electronics (Shenzhen) Company Limited USD ($)	Mar. 31, 2012 Bonso Electronics (Shenzhen) Company Limited	Mar. 31, 2013 Bonso Technology Limited USD ($)	Mar. 31, 2013 Bonso Technology Limited CNY	Mar. 31, 2012 Bonso Technology Limited	Mar. 31, 2013 Bonso Advanced Technologty (Xinxing) Company Limited USD ($)	Mar. 31, 2012 Bonso Advanced Technologty (Xinxing) Company Limited	Mar. 31, 2013 Modus Enterprise International Inc USD ($)	Mar. 31, 2013 Modus Enterprise International Inc CNY	Mar. 31, 2012 Modus Enterprise International Inc	Mar. 31, 2013 Bonso USA Inc USD ($)	Mar. 31, 2012 Bonso USA Inc
Place of incorporation and kind of legal entity	Hong Kong, limited liability company	Hong Kong, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company		Hong Kong, limited liability company	Hong Kong, limited liability company		PRC, limited liability company		British Virgin Island, limited liability company	British Virgin Island, limited liability company		USA, limited liability company
Particulars of issued capital/ registered capital	$ 641,026			$ 384,615			$ 12,621,222		$ 128,205			$ 8,995,324		$ 1,000			$ 1,000
Particulars of issued capital/ registered capital HK$		5,000,000			3,000,000					1,000,000					7,800
Percentage of capital held by the Company	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Principal activities	Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Investment holding	Investment holding		Production of scales and pet electronics products		Investment holding, and trading of scales and pet electronics products	Investment holding, and trading of scales and pet electronics products		Production of scales and pet electronics products		Investment holding	Investment holding		Dormant

Other intangible assets (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets Details
Cost	$ 6,769,000	$ 5,927,000
Less: accumulated amortization	(2,179,000)	(1,937,000)
Total	$ 4,590,000	$ 3,990,000

Other intangible assets (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Other Intangible Assets Details 1
Land use right of factory land in Shenzhen, Guangdong, PRC	$ 2,215,000	$ 1,577,000
Land use right of factory land in Xinxing, Guangdong, PRC	2,375,000	2,413,000
Total	$ 4,590,000	$ 3,990,000

Other intangible assets (Details 2) (USD $)	Mar. 31, 2013
Other Intangible Assets Details 1
2014	$ 244,000
2015	244,000
2016	244,000
2017	244,000
2018	244,000
Thereafter	3,370,000
Total	$ 4,590,000

Banking facilities (Details) (USD $)	Mar. 31, 2013		Mar. 31, 2012
Including sub-limit of:
Bank overdrafts(3)(4)	$ 180,000
Terms of Banking Facilities-Repayment Terms
Import and export facilities
Combined limit
Including sub-limit of:
Notes payable (1)(2)		[1],[2]
Bank overdrafts(3)(4)		[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)		[5]
Total
Terms of Banking Facilities-Interest Rate
Import and export facilities
Combined limit
Including sub-limit of:
Bank overdrafts(3)(4)				[3],[4]
Factoring
Other facilities
Export Documentary Credits
Term Loan(5)				[5]
Total
Amount Unutilized
Import and export facilities
Combined limit	3,366,000		4,284,000
Including sub-limit of:
Notes payable (1)(2)	2,211,000	[1],[2]	2,617,000	[1],[2]
Bank overdrafts(3)(4)	461,000	[3],[4]	641,000	[3],[4]
Factoring	2,068,000		2,400,000
Other facilities
Export Documentary Credits	1,923,000		1,923,000
Term Loan(5)	898,000	[5]	106,000	[5]
Total	6,187,000		6,313,000
Amount Utilized
Import and export facilities
Combined limit	2,788,000		1,870,000
Including sub-limit of:
Notes payable (1)(2)	2,276,000	[1],[2]	1,870,000	[1],[2]
Bank overdrafts(3)(4)	180,000	[3],[4]		[3],[4]
Factoring	332,000
Other facilities
Export Documentary Credits
Term Loan(5)	1,025,000	[5]		[5]
Total	3,813,000		1,870,000
Amount Available
Import and export facilities
Combined limit	6,154,000		6,154,000
Including sub-limit of:
Notes payable (1)(2)	4,487,000	[1],[2]	4,487,000	[1],[2]
Bank overdrafts(3)(4)	641,000	[3],[4]	641,000	[3],[4]
Factoring	2,400,000		2,400,000
Other facilities
Export Documentary Credits	1,923,000		1,923,000
Term Loan(5)	1,923,000	[5]	106,000	[5]
Total	$ 10,000,000		$ 8,183,000

[1]	(1) HIBOR*+1.5%
[2]	(2) Repayable in full within 120 days
[3]	(3) Prime rate + 1%
[4]	(4) Repayable on demand
[5]	(5) HIBOR* +2.25%

Banking facilities (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Banking Facilities Details 1
Amount utilized Hong Kong dollars	$ 3,814,000	$ 1,870,000

Banking facilities (Details 2)	Mar. 31, 2013	Mar. 31, 2012
Banking Facilities Details 2
Weighted average interest rate bank overdrafts	6.00%	6.00%
Weighted average interest rate notes payable	2.92%	2.80%

Banking facilities (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Banking Facilities Details Narrative
Average amount of bank borrowings	$ 2,076,000	$ 1,386,000
Prime interest rate of HIBOR	0.54%	5.00%

Income Tax -Loss before taxes (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Loss Before Taxes Details
Hong Kong	$ (3,509,000)	$ (2,171,000)	$ 2,451,000
PRC	2,832,000	(181,000)	(3,876,000)
Others	(48,000)	1,452,000	(6,000)
Total	$ (725,000)	$ (900,000)	$ (1,431,000)

Income Tax -Deferred taxes (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Deferred Taxes Details 1
Deferred income tax	$ 2,000	$ 17,000
Current income tax expense	(31,000)	(19,000)
Total income tax expense	$ (29,000)	$ (2,000)

Income Tax -Geographic tax expense (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax -Geographic Tax Expense Details 2
Hong Kong	$ (29,000)	$ (2,000)
PRC
Others
Total	$ (29,000)	$ (2,000)

Income Tax - Income tax liabilities (Details 3) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Income Tax Liabilities Details 3
Non-current	$ 2,595,000	$ 2,595,000
Current	7,000	44,000
Total	$ 2,602,000	$ 2,639,000

Income Tax - Deferred tax assets and liabilities (Details 4) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Deferred Tax Assets And Liabilities Details 4
Deferred income tax assets
Deferred income tax liabilities		(2,000)
Total income tax assets and liabilities		$ (2,000)

Income Tax - Deferred tax carry forwards (Details 5) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Deferred Tax Carry Forwards Details 5
Tax loss carry forwards	$ 700,000	$ 784,000
Others
Less: Valuation allowance	(700,000)	(784,000)
Less: current portion
Non-current portion

Income Tax - Changes in valuation allowances (Details 6) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax - Changes In Valuation Allowances Details 6
Balance, April 1	$ 784,000	$ 485,000	$ 122,000
Charged / (credited) to income tax expense	(84,000)	299,000	363,000
Balance, March 31	$ 700,000	$ 784,000	$ 485,000

Income Tax - Tax expense attributable to earnings (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Income Tax - Tax Expense Attributable To Earnings Details 7
Loss before income taxes	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,431,000)	$ (1,431,000)
Income tax benefit on pretax income at statutory rate		120,000		148,000		236,000
Effect of different tax rates of subsidiary operating in other jurisdictions		(249,000)		176,000		215,000
Profit not subject to income tax		3,600,000		4,369,000		4,657,000
Expenses not deductible for income tax purposes		(3,469,000)		(4,715,000)		(5,116,000)
(Increase) / decrease in valuation allowance		84,000		(299,000)		(363,000)
Reversal of provision as a result of development of tax rules		(31,000)		20,000		7,000
Tax losses not yet recognized / (utilization of tax losses not previously recognized)		(84,000)		299,000		364,000
Total income tax expense		$ (29,000)		$ (2,000)

Income Tax - Total tax liability (Details 8) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Tax - Total Tax Liability Details 8
Balance, April 1	$ 2,164,000	$ 2,164,000	$ 2,164,000
Changes in uncertain tax liabilities
Balance, March 31	$ 2,164,000	$ 2,164,000	$ 2,164,000

Income Tax (Details Narrative)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Income Tax Details Narrative
Tax rate of Hong Kong subsidiaries	16.50%	16.50%	16.50%
Tax rate of German subsidiaries				14.17%
Tax rate of USA	34.00%	34.00%	34.00%
Tax subject to profit Hong Kong		16.50%
Tax rate reduction PRC	25.00%	25.00%	24.00%

Income Tax (Details Narrative 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Details Narrative 1
Accumulated tax losses	$ 2,811,000	$ 3,136,000
Valuation allowance for accumulated tax losses	174,000
Expiration of tax loss			$ 1,773,000	$ 299,000	$ 174,000

Income Tax (Details Narrative 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Apr. 01, 2007
Income Tax Details Narrative 2
Tax liability carry fowrward	$ 2,602,000	$ 2,639,000	$ 2,619,000
Liability for unrecognized tax benefits				1,170,000
Penalty for unrecognized tax benefits				$ 994,000

Leases (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Leases Details Narrative
Rental expense for operating leases	$ 108,000	$ 191,000
Early cancellation fee for leases	$ 9,000

Commitments (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 260,000	$ 757,000

Commitments (Details Narrative) (USD $)	12 Months Ended
Mar. 31, 2013
Commitments Details Narrative
Payment for contractor agreement to construct factory	$ 1,563,000
Balance due on contractor agreement	$ 260,000

Discontinued Operations (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Discontinued Operations Details
Sales
Cost of Sales
Total
Administrative expenses			(129,000)
Operating loss and net loss			$ (129,000)

Discontinued Operations (Details 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Assets:
Total assets of discontinued operations
Liabilities:
Liabilities of discontinued operations

Stockholders' equity (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2009
Stockholders Equity Details Narrative
Authorized amount for repuchase of common stock				$ 1,500,000
Common stock repurchased during period				134,000
Preferred stock authorized for sale	$ 100,000

Stock Option and bonus plans (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Options Outstanding, beginning balance	110,000	452,500	826,500
Shares Expired		(342,500)	(374,000)
Options Outstanding, ending balance	110,000	110,000	452,500
Weighted Average Exercise Price
Options Outstanding, beginning balance	$ 5.71	$ 2.61	$ 2.83
Shares Expired		$ 1.61	$ 3.1
Options Outstanding, ending balance	$ 5.71	$ 5.71	$ 2.61

Stock Option and bonus plans (Details 1) (USD $)	12 Months Ended
Mar. 31, 2013 Decimal
$4.50
Exercisable, Weighted Average Exercise Price	$ 4.5
Outstanding, Number	30,000
Outstanding, Weighted Average Remaining Life	2.8
Exercisable, Number	30
$6.12
Exercisable, Weighted Average Exercise Price	$ 6.12
Outstanding, Number	40,000
Outstanding, Weighted Average Remaining Life	1
Exercisable, Number	40,000
$6.20
Exercisable, Weighted Average Exercise Price	$ 6.2
Outstanding, Number	40,000
Outstanding, Weighted Average Remaining Life	1.5
Exercisable, Number	40,000
$5.71
Exercisable, Weighted Average Exercise Price	$ 5.71
Outstanding, Number	110,000
Outstanding, Weighted Average Remaining Life	1.7
Exercisable, Number	110,000

Stock Option and bonus plans (Details Narrative)	Sep. 07, 2004	Oct. 31, 1996
Stock Option And Bonus Plans Details Narrative
Stock Bonus Plan authorized issuance of shares	500,000
Stock Option Plan authoried issuance of shares		900,000

Stock Option and bonus plans (Details Narrative 1) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Stock Option And Bonus Plans Details Narrative 1
Intrinsic value of options outstanding and exercisable

Related party transactions (Details) (USD $)	12 Months Ended
	Mar. 31, 2013
Mr. Anthony So, Director, Chief Executive Officer and Treasurer
Year Ended March 31, 2011 (i), (ii), (iii)	$ 915,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	857,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	857,000	[1],[2],[3]
Mr. Kim Wah Chung, Director
Year Ended March 31, 2011 (i), (ii), (iii)	165,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	161,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	160,000	[1],[2],[3]
Mr. Woo-Ping Fok, Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)		[1],[2],[3]
Mr. Andrew So, Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	88,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	124,000	[1],[2],[3]
Mr. J. Stewart Jackson, IV, Former Director
Year Ended March 31, 2011 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)		[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)		[1],[2],[3]
Mr. Henry Schlueter, Director and Assistant Secretary
Year Ended March 31, 2011 (i), (ii), (iii)	87,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	68,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	74,000	[1],[2],[3]
Mr. Albert So, Director, ChiefFinancial Officer and Secretary
Year Ended March 31, 2011 (i), (ii), (iii)	118,000	[1],[2],[3]
Year Ended March 31, 2012 (i), (ii), (iii)	118,000	[1],[2],[3]
Year Ended March 31, 2013 (i), (ii), (iii)	$ 124,000	[1],[2],[3]

[1]	(i) Apart from the emoluments paid by the Group as shown above, one of the properties of the Group in Hong Kong is also provided to Mr. So Hung Gun, Anthony for his accommodation.
[2]	(ii) The amounts for the years ended March 31, 2011, 2012 and 2013 represented professional fees paid to Schlueter & Associates, P.C., the Group's SEC counsel, in which Mr. Henry Schlueter is one of the principals.
[3]	(iii) The amount for the year ended March 31, 2011, included unpaid vacation payments of $115,000 and $14,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2012, included unpaid vacation payments of $57,000 and $10,000 for Mr. So Hung Gun, Anthony, and Mr. Chung Kim Wah, respectively. The amount for the year ended March 31, 2013, included unpaid vacation payments of $57,000, $9,000, $5,000 for Mr. So Hung Gun, Anthony, Mr. Chung Kim Wah, and Mr. So Chun Wah, Albert, respectively.

Concentrations and Credit Risk (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.	$ 15,818,000	$ 17,499,000	$ 16,934,000
Sunbeam Products, Inc. percent of sales
Fitbit, Inc.	5,493,000	106,000
Fitbit, Inc. percent of sales
Gottl Kern + Sohn GMBH	3,814,000	3,744,000	3,970,000
Gottl Kern + Sohn GMBH percent of sales
Total
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.	1,152,000	1,230,000
Sunbeam Products, Inc. trade receivable
Fitbit, Inc.	884,000	16,000
Fitbit, Inc. trade receivable
Pitney Bowes Inc.	347,000	455,000
Pitney Bowes Inc. trade receivable
Total
0%-100%
Customers representing at least 10% of total net sales
Sunbeam Products, Inc.
Sunbeam Products, Inc. percent of sales	52.00%	60.00%	60.00%
Fitbit, Inc.
Fitbit, Inc. percent of sales	18.00%	1.00%
Gottl Kern + Sohn GMBH
Gottl Kern + Sohn GMBH percent of sales	13.00%	14.00%	14.00%
Total	83.00%	81.00%	74.00%
Customers representinig greater than 10% of total trade receivables
Sunbeam Products, Inc.
Sunbeam Products, Inc. trade receivable	42.00%	59.00%
Fitbit, Inc.
Fitbit, Inc. trade receivable	32.00%	1.00%
Pitney Bowes Inc.
Pitney Bowes Inc. trade receivable	13.00%	22.00%
Total	87.00%	82.00%

Concentrations and Credit Risk (Details Narrative) (USD $)	Mar. 31, 2013	Mar. 31, 2012
Concentrations And Credit Risk Details Narrative
Uninsured cash in banks	$ 2,154,000	$ 3,014,000

Concentrations and Credit Risk (Details Narrative 1)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Concentrations And Credit Risk Details Narrative 1
Percent of revenue from major customer	52.00%	66.00%	60.00%
Percent of trade receivables for10% or greater customers	87.00%	82.00%
Percent of trade receivable for two other customers	74.00%	60.00%

Employee retirement benefits and severance payment allowance (Details Narrative) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Retirement Benefits And Severance Payment Allowance Details Narrative
Contributions to mandatory Hong Kong retirement plan	$ 225,000	$ 239,000	$ 318,000
Mandatory severance pay allowance	$ 743,000	$ 841,000

Loss per share (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011
Loss applicable to common shareholders
-continuing operations	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,431,000)	$ (1,431,000)
-discontinued operations					(129,000)	(129,000)
Net loss	$ (754,000)	$ (754,000)	$ (902,000)	$ (902,000)	$ (1,560,000)	$ (1,560,000)
Weighted average shares outstanding	5,246,903	5,246,903	5,246,903	5,246,903	5,246,903	5,246,903
Loss per share - continuing operations	$ (0.14)	$ (0.14)	$ (0.17)	$ (0.17)	$ (0.27)	$ (0.27)
Loss per share - discontinued operations					$ (0.02)	$ (0.02)
Net loss per share, basic and diluted	$ (0.14)	$ (0.14)	$ (0.17)	$ (0.17)	$ (0.29)	$ (0.29)

Loss per share (Details Narrative)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Loss Per Share Details Narrative
Anti-dilutive exercise of stock options	110,000	452,500	826,500

Business segment information (Details) (USD $)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Scales & Pet Electronics Products
Net sales	$ 30,386,000	$ 26,682,000	$ 25,903,000
Operating profit /(loss)	(570,000)	(249,000)	(554,000)
Identifiable assets as of March 31	20,097,000	17,147,000	9,166,000
Depreciation and amortization	120,000	54,000
Capital expenditure	1,412,000	3,415,000	584,000
Discontinued operations
Total Assets
Telecommunications Products
Net sales			2,056,000
Operating profit /(loss)			(202,000)
Identifiable assets as of March 31			4,326,000
Depreciation and amortization
Capital expenditure			691,000
Discontinued operations
Total Assets
Total Operating Segments
Net sales	30,386,000	26,682,000	28,387,000
Operating profit /(loss)	(570,000)	(249,000)	(652,000)
Identifiable assets as of March 31	20,097,000	17,147,000	13,596,000
Depreciation and amortization	120,000	54,000
Capital expenditure	1,412,000	3,415,000	1,275,000
Discontinued operations
Total Assets
Corporate
Net sales
Operating profit /(loss)			(979,000)
Identifiable assets as of March 31	7,026,000	6,021,000	8,211,000
Depreciation and amortization	226,000	176,000	307,000
Capital expenditure
Discontinued operations
Total Assets
Group
Net sales	30,386,000	26,682,000	28,387,000
Operating profit /(loss)	(570,000)	(249,000)	(1,631,000)
Identifiable assets as of March 31	27,123,000	23,168,000	21,807,000
Depreciation and amortization	346,000	230,000	307,000
Capital expenditure	1,412,000	3,415,000	1,275,000
Discontinued operations
Total Assets
Others
Net sales			428,000
Operating profit /(loss)			104,000
Identifiable assets as of March 31			102,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets
Discontinued Operations
Net sales
Operating profit /(loss)
Identifiable assets as of March 31			5,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets
Total Assets
Net sales
Operating profit /(loss)
Identifiable assets as of March 31			21,812,000
Depreciation and amortization
Capital expenditure
Discontinued operations
Total Assets

Business segment information (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Business Segment Information Details 1
Hong Kong	$ 1,115,000	$ 1,046,000
The PRC	7,184,000	5,925,000
Total property, plant and equipment	$ 8,299,000	$ 6,971,000

Business segment information (Details 2) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Business Segment Information Details 2
United States, Amount	$ 23,804,000	$ 19,940,000	$ 18,893,000
United States, Percent	28.00%	20.00%	67.00%
Germany, Amount	5,121,000	4,985,000	5,557,000
Germany, Percent	17.00%	18.00%	20.00%
Total Amount	$ 28,925,000	$ 24,925,000	$ 24,450,000

Business segment information (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Sunbeam Products, Inc.
Business segment
Scales	$ 15,818,000	$ 17,499,000	$ 16,934,000
Percent	62.00%	66.00%	60.00%
Fitbit, Inc.
Business segment
Scales	5,493,000	106,000
Percent	18.00%	0.10%
GottiKern + Sohn
Business segment
Scales	3,814,000	3,744,000	3,970,000
Percent	13.00%	14.00%	14.00%
Total Sales
Business segment
Total sales	$ 25,125,000	$ 21,349,000	$ 20,904,000
Total Percent
Business segment
Total percent	83.00%	81.00%	74.00%